Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2012
Registrant Name	T. Rowe Price California Tax-Free Income Trust
Central Index Key	0000798086
Amendment Flag	false
Document Creation Date	Jun. 28, 2012
Document Effective Date	Jul. 01, 2012
Prospectus Date	Jul. 01, 2012